Trade and other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	£ 1,214	£ 719
Other payables	74	54
Accruals	5,866	2,050
Total trade and other payables	£ 7,154	2,823
Accruals related to offering expenses		£ 890